PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 739,501	$ 644,805
Accumulated depreciation	(213,648)	(163,894)
Less: accumulated impairment loss	(25,143)	(8,545)
Property and equipment, net	500,710	472,366
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	230,926	209,237
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment, gross	170,384	144,157
Computer, equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	168,677	143,187
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	873	760
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,584	4,424
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 164,057	$ 143,040